JPMorgan SmartRetirement® 2020 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.4%
Fixed Income — 49.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	45,745	447,843
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	21,842	150,273
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	172	975
JPMorgan High Yield Fund Class R6 Shares (a)	17,726	109,017
Total Fixed Income		708,108
International Equity — 5.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	583	16,222
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,085	16,212
JPMorgan International Equity Fund Class R6 Shares (a)	2,758	47,685
Total International Equity		80,119
U.S. Equity — 20.6%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	343	17,226
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	480	8,625
JPMorgan Small Cap Value Fund Class R6 Shares (a)	362	8,608
JPMorgan U.S. Equity Fund Class R6 Shares (a)	6,764	130,753
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,942	130,937
Total U.S. Equity		296,149
Total Investment Companies (Cost $1,057,195)		1,084,376
Exchange-Traded Funds — 19.0%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	37	2,892
JPMorgan Realty Income ETF (a)	224	8,707
Total Alternative Assets		11,599
Fixed Income — 5.2%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	398	17,623
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	17	731
JPMorgan Inflation Managed Bond ETF (a)	1,232	55,696
Total Fixed Income		74,050
International Equity — 8.2%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	401	13,846
JPMorgan International Research Enhanced Equity ETF (a)	1,925	104,689
Total International Equity		118,535
International Funds — 2.0%
JPMorgan Global Select Equity ETF * (a)	625	29,038
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	535	40,292
Total Exchange-Traded Funds (Cost $265,199)		273,514

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes 0.88%, 1/31/2024 (b) (Cost $5,185)	5,248	5,170
	SHARES (000)
Short-Term Investments — 5.7%
Investment Companies — 5.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (c) (Cost $82,425)	82,425	82,425
Total Investments — 100.5% (Cost $1,410,004)		1,445,485
Liabilities in Excess of Other Assets — (0.5)%		(6,679)
NET ASSETS — 100.0%		1,438,806

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	476	12/19/2023	USD	51,423	(957)
Short Contracts
MSCI EAFE E-Mini Index	(141)	12/15/2023	USD	(14,394)	515
MSCI Emerging Markets E-Mini Index	(453)	12/15/2023	USD	(21,644)	773
S&P 500 E-Mini Index	(83)	12/15/2023	USD	(17,956)	764
					2,052
					1,095

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$273,514	$—	$—	$273,514
Investment Companies	1,084,376	—	—	1,084,376

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$5,170	$—	$5,170
Short-Term Investments
Investment Companies	82,425	—	—	82,425
Total Investments in Securities	$1,440,315	$5,170	$—	$1,445,485
Appreciation in Other Financial Instruments
Futures Contracts	$2,052	$—	$—	$2,052
Depreciation in Other Financial Instruments
Futures Contracts	(957)	—	—	(957)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,095	$—	$—	$1,095
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$16,516	$—	$1,904	$(257)	$(509)	$13,846	401	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	3,572	—	443	(21)	(216)	2,892	37	27	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	20,738	—	2,292	(67)	(756)	17,623	398	192	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	46,407	313	4,465	608	(2,571)	40,292	535	146	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,360	—	1,616	(264)	251	731	17	21	—
JPMorgan Core Bond Fund Class R6 Shares (a)	536,512	4,502	74,699	(9,597)	(8,875)	447,843	45,745	4,502	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	169,260	1,677	14,258	(1,612)	(4,794)	150,273	21,842	1,677	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,001	17	—	—	(43)	975	172	16	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	17,062	807	373	(39)	(1,235)	16,222	583	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	19,309	1,277	3,816	(1,491)	933	16,212	1,085	—	—
JPMorgan Global Select Equity ETF (a) *	—	29,009	—	—	29	29,038	625	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	83,858	32,508	6,502	(573)	(274)	109,017	17,726	1,804	—
JPMorgan Inflation Managed Bond ETF (a)	61,950	—	5,022	(202)	(1,030)	55,696	1,232	546	—
JPMorgan International Equity Fund Class R6 Shares (a)	66,957	—	15,213	4,526	(8,585)	47,685	2,758	—	—
JPMorgan International Research Enhanced Equity ETF (a)	119,828	—	9,762	419	(5,796)	104,689	1,925	—	—
JPMorgan Realty Income ETF (a)	10,530	—	1,071	210	(962)	8,707	224	75	—

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	$19,911	$970	$2,669	$78	$(1,064)	$17,226	343	$—	$—
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	9,967	—	504	(47)	(791)	8,625	480	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	9,886	68	956	(52)	(338)	8,608	362	68	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	164,072	393	29,676	11,657	(15,693)	130,753	6,764	393	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	76,598	98,665	92,838	—	—	82,425	82,425	1,002	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	164,447	465	29,954	299	(4,320)	130,937	3,942	465	—
Total	$1,620,741	$170,671	$298,033	$3,575	$(56,639)	$1,440,315		$10,934	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
*	Non-income producing security.